CERTAIN TRANSACTIONS (Details 6) (Animal Health Business [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 31, 2013	Sep. 14, 2012
Animal Health Business [Member]
Business Acquisition [Line Items]
Divestiture Group Maximum Selling Price		$ 145
Noncash Or Part Noncash Divestiture Amount Of Consideration Receivable	$ 25	$ 50